Revenue - Contract Balances (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract Balances [Abstract]
Trade receivable from contract with customers (Note 13)	$ 34,190	$ 30,703
Contract assets	906	67
Contract liabilities (Note 2(g))	$ 2,011	$ 2,762